Retained Interests In Securitizations (Tables)	9 Months Ended
Sep. 30, 2012
Retained Interests In Securitizations Tables [Abstract]
Schedule of Retained Interests In Securitizations

The following table summarizes the estimated fair value of the Company's retained interests in asset backed securities as of September 30, 2012 and December 31, 2011:

(in thousands)
Series	Issue Date	September 30, 2012	December 31, 2011
HMAC 2004-1	March 4, 2004	$153	$218
HMAC 2004-2	May 10, 2004	1,186	878
HMAC 2004-3	June 30, 2004	755	865
HMAC 2004-4	August 16, 2004	900	532
HMAC 2004-5	September 28, 2004	1,321	1,002
Total		$4,315	$3,495